FreeHand Systems International Inc.

95 1st Street, 2nd Floor
Los Altos, CA 94022
650-941-0742

November 13, 2007

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 4561
Washington D.C. 20549

Attn:	Barbara C. Jacobs, Esq.
Assistant Director
Division of Corporation Finance

RE:	FreeHand Systems International, Inc.
Registration Statement on Form 10-SB (File No. 0-17963)
Filed August 29, 2007

Dear Ms. Jacobs:

          On behalf of FreeHand Systems International, Inc. (the “Company”), we are submitting together with this letter, via EDGAR, Amendment No. 1 to the Company’s Registration Statement on Form 10-SB, as originally filed on August 29, 2007. Amendment No. 1 is being filed in response to comments from the Staff of the Securities and Exchange Commission (the “Commission”) provided by the letter dated October 3, 2007 from Barbara C. Jacobs, of the Staff to Kim A Lorz of the Company. As requested by the Staff, we are filing this letter today as Edgarized correspondence as part of the EDGAR submission of Amendment No. 1.

          The numbered paragraphs below set forth the Staff’s comments in italicized, bold type together with the Company’s responses in regular type. Unless otherwise indicated, capitalized terms used herein have the meanings assigned to them in the Registration Statement.

Form 10-SB
Part I
Item 1. Description of Business, page 1

1.

Please divide your discussion of FreeHand’s business into sections that address the background of the business, the reverse acquisition, the various other acquisitions, financings, and their current business. We suggest that you revise the extensive discussion of the financings in this portion to summarize the financing transactions in a relatively brief format and use the Management’s Discussion and Analysis to disclose them in detail.

          The Company has revised the portion of the business description commencing on page 1 in accordance with this comment. This revised discussion is headed “General Development of our Company” in the amended Registration Statement to set it off from the more detailed business description appearing under “Our Business.” It includes sub-headings for the Reverse Acquisition, Recent Acquisitions and Recent Financings, and the discussion of the Vision Opportunity Master Fund Financings has been revised to a summary form with cross references to the more detailed disclosure in the MD&A.

2.

While your disclosure states that USEV terminated its reporting obligations on September 7, 2005, our records indicate that the Form 15 was filed October 31, 2005, after the date of the reverse acquisition with FreeHand Systems. Please advise. Please discuss the reasons for FreeHand entering into a reverse acquisition with a public shell – a public shell that had failed to satisfy its reporting obligations since 1999. Identify the parties involved in the reverse acquisition and the consideration paid.

          The Company has corrected the disclosure to provide the October 31 filing date for the Form 15, and advises the Staff that September 7, 2005 was the date shown on the signature page of the form, which was inadvertently used in the disclosure, rather than the filing date. The disclosure has also been revised to provide the additional information requested by this comment, including the reasons for the reverse merger with a public shell and the parties to the Exchange Agreement. The consideration paid pursuant to the Exchange Agreement – shares of the Company – was and continues to be set forth in the discussion of the terms of the reverse merger.

3.

Advise as to status and the exemption from registration being relied upon for the exchange of common stock for Series B preferred stock. Explain when and how the error with respect to the Series B was discovered.

          The Company advises the Staff that the error regarding the Series B Preferred Stock issuance was discovered in May 2007 by the Company’s corporate counsel in connection with preparation of the Registration Statement, during counsel’s review of the Company’s charter documents. The Company is relying on the exemption from registration provided by Section 4(2) of the 1933 Act for the issuance of the common stock. Among other matters, each holder of rights to acquire Series B Preferred Stock has represented to the Company, and the Company reasonably believes, based on its prior transactions with such holders in which the Series B Preferred Stock was to be issued, that it is an accredited investor, as defined in Rule 501. Each such holder also represented, that it is acquiring the common stock solely for its own account and not with a view to or for sale in connection with the distribution thereof, and that it agrees to and understands the restrictions on subsequent dispositions of the common stock – specifically that such stock may not be disposed absent registration or an available exemption from registration, with any such exemption to be supported by an opinion of counsel to the selling stockholder. All certificates issued for the common stock were legended to reflect such restrictions. Alternatively, because such rights to acquire Series B Preferred Stock of the Company are themselves a “security” as defined in the 1933 Act and no payment has been or will be made for the solicitation of exchanges of such rights for common stock, the Company believes that the exchange is exempt under Section 3(a)(9) of the 1933 Act.

          The Company advises that as of the date of this response, all holders of Series B preferred stock rights have informed the Company that they agree to the exchange and the Company has received signed agreements to exchange 2,939,624 shares (96%) of the Series B preferred stock. On August 30, 2007, the Company issued all 3,051,037 shares of common stock pursuant to this exchange in full settlement and satisfaction of FreeHand Systems and the Company’s respective obligations to issue Series B Preferred Stock to the holders. With respect to the two individuals who have not yet delivered the signed agreements, the Company is holding those certificates pending receipt of the agreements.

Digital Sheet Music Websites, page 6

4.	Provide supplemental support for the various assertions here and in the discussion under “The Market” on page 4.

          In response to this comment, we have enclosed, as supplemental information annexed as Exhibit 1 to this letter, support for the market related assertions. The supporting information contained in Exhibit 1 consist of (i) an extract from the “2007 NAMM Global Report – Music USA,” published by the National Association of Music Merchants (“NAMM”) (ii) a NAMM press release announcing the 2006 Gallup Poll cited in the Registration Statement, (iii), an article entitled “Measuring the World Market” from the December 2006 issue of the industry publication Music Trades and (iv) copies of the home pages of Music Notes.com, Sheetmusicdirect.com and Everynote.com, showing their offerings of 70,000, 20,000 and 20,000 titles, respectively. Please see the portions of such materials identified below in support of the statements on pages 4 and 6 (the supporting statements referred to in the response to this comment are highlighted in the various documents included in Exhibit 1).

Statement	Supplemental Information Reference

U.S. sheet music sales for 2006	See NAMM Report, U.S. Industry Summary, p. 36

Growth in sheet music sales in the past three years	See NAMM Report, U.S. Industry Summary, p. 36

U.S. portion of total global sheet music sales	See “Measuring the World Market,” pie chart p. 75

U.S. musical instrument and related product sales in 2006	See NAMM Report, U.S. Industry Summary, p. 36

Global musical instrument and related product sales in 2005	See “Measuring the World Market” p. 74

Average annual growth in the U.S. musical instrument industry	See NAMM Report, Industry Total p. 8

U.S. households with at least one musical instrument	NAMM Press Release, p. 2

Largest collection of digital downloadable sheet music	See competitor website home pages

          The Company’s disclosure relating to the comparative size of its digital sheet music website in Amendment No. 1 has been revised to state specifically that it is based on information available on websites of the Company’s competitors.

Publicly Announced New Products, page 7

5.	Please update the discussions of the “music trader” and of the “pitch recognition” software programs to the latest practicable date.

The Company advises that the discussion of the status of these products remains current as stated.

Sources and availability of raw materials, page 8

6.

Identify the single manufacturer in China as Elite Business Machine Manufacturing Company (exhibit 10.7). Advise what consideration was given to filing your agreement with Raza Microelectronics, your sole source supplier of your Alchemy CPU.

          The Company has identified the manufacturer as requested in both this location and also under the related Risk Factor “We Obtain our MusicPad Tablets from a Single Supplier,” both of which changes are included in Amendment No. 1. The Company does not have a supply or similar agreement with Raza Microelectronics, but purchases such microprocessors on a purchase order basis.

7.	Here, or elsewhere as appropriate, discuss third-party subcontracting in Russia and India.

          The Company has revised the disclosure under “Sources and availability of raw materials; principle suppliers” to include a discussion of its third party subcontracting of digital sheet music production in Russia and India.

Item 1A. Risk Factors, page 9

8.	Please include a factor that discloses the 48% ownership of FreeHand by Vision Opportunity Master Fund Ltd. as well as the fact that the senior note with Vision is collateralized by nearly all of FreeHand’s assets subject to certain exceptions.

          The Company has included the requested disclosure under the new risk factor – “A Single Investor Owns Approximately 49% of our Common Stock and is in a Position to Control Our Management and Affairs Without Significant Influence by our Other Stockholders. The Same Investor also Holds a Security Interest in Substantially All our Assets.” The new risk factor has been added immediately prior to the risk factor “Our Officers and Directors Own a Significant Portion of our Common Stock Which may Lessen the Influence of Public Stockholders in our Management.”

Item 2. Management’s Discussion and Analysis or Plan of Operations, page 11
Critical Accounting Policies
Stock-Based Compensation, page 24-25

9.

We note that you appear to have disregarded the quoted market prices of your common stock for valuation purposes. In general, GAAP indicates that quoted market prices are the best evidence of fair value irrespective of a thin trading market. For example, paragraph 58 of SFAS 107, Disclosures about Fair Value of Financial Instruments, rejects the suggestion that an active market does not exist in cases where a stock is thinly traded and states that quoted market prices, even in thin markets, are relevant measures of fair value. Please explain to us how your method of valuing your common stock complies with GAAP.

          The Company respectfully submits that it did not disregard the quoted market prices of its common stock for valuation purposes. Using all of the facts available to it, the Company carefully considered whether the quoted market prices did indeed represent fair value in conformity with GAAP of the common stock issued from the date of the reverse merger through March 31, 2007. After careful consideration the Company concluded that the quoted market prices of its common stock in the Pink Sheets were not the most appropriate measure of fair value and that principal-to-principal transactions as detailed below were the most appropriate measure of fair value.

          The Company advises that its conclusions were not based solely on the fact that the stock is thinly traded. Rather, the Company believes that another market – that of principal-to-principal as described in paragraph 19d. of SFAS 107, Disclosures about Fair Value of Financial Instruments – was more reflective of fair value than the Pink Sheets quoted market price. Paragraph 20 of SFAS 107 states: “As indicated in paragraph 11 of the Statement, quoted market prices, if available, are the best evidence of fair value of financial instruments. Prices for financial instruments may be quoted in several markets; generally, the price in the most active market will be the best indicator of fair value” (emphasis added).

          The following summarizes the Company’s analysis leading to its conclusion that the principal-to-principal market is the correct indicator of the fair value of its common stock:

Characteristics of the two markets:

          Pink Sheets

          The Pink Sheets market has characteristics of both a Brokered Market and an Exchange Market. In a Brokered Market, brokers attempt to match buyers and sellers but do not stand ready to trade for their own account. The broker knows the prices bid and asked by the respective parties, but each party is typically unaware of another party’s price requirements. In an Exchange Market, closing prices and volume levels are readily available. Brokers are not generally allowed to trade for their own account in the Pink Sheets Market.

          Principal-to-principal

          In contrast to secondary transactions reported in the Pink Sheets, in principal-to-principal transactions the parties to the transaction may have information about the Company not available to the public. For example, prior to investing in the Company, Vision Opportunity Capital Fund, Ltd. (“Vision”), was able to conduct due diligence and had access to financial and other non-public information. The principal-to-principal transactions during the relevant period span two fiscal years and involve two sets of sophisticated investors.

Transactions in the principal-to-principal market:

          Transactions in the fiscal year ended March 31, 2006

•

September 2005: The Company issued 2,479,333 shares of common stock upon conversion of convertible notes and warrants to purchase common stock at $1.00 per share purchased by outside parties. Conversion price of $0.75 per share.

• September 2005-April 2006: The Company sold 576,666 shares of common stock at $0.75 per share plus warrants to purchase common stock at $1.34 per share.

Transactions in the fiscal year ended March 31, 2007:

•

September 2006: The Company issued 19,823,555 shares of common stock to lenders at $0.58 to $0.60 per share. The Company recorded a loss for the difference between that conversion price and fair value.

Transactions with Vision Opportunity Capital Fund:

•

September 2006: The Company sold 4,000,000 shares of common stock at $0.75 per share ($3 million) plus warrants to purchase 16,000,000 additional shares of common stock at prices ranging from $0.75 to $1.35 per share

•	February 2007: The Company issued 120 shares of Series C Preferred Stock, non-voting convertible into 4,000,000 shares of common stock at $0.75 per share in exchange for $3 million.

•	May 2007: The Company issued 3,996,875 shares of common stock upon exercise of warrants for 4,000,000 shares ($0.50 per share, net).

          In fiscal 2007 and 2006, principal-to-principal transactions represented over 27 million shares and 3 million shares of common stock, respectively, whereas Pink Sheet volume during such periods amounted to 3.3 million shares (approximately 12% of the principal-to-principal market) and 287,000 shares, (less than 10% of the principal-to-principal market), respectively. Based on the foregoing comparisons, the Company believes that during the period covered by its financial statements, the principal-to-principal market was the most robust market for the common stock.

          The Company believes that its determination that the principal-to-principal market is the appropriate gauge of value is also reflected in the movement of its common stock in the limited Pink Sheets market. Because the Company was not subject to SEC reporting obligations during the measurement period in question, information regarding the Company’s financial condition, results of operations and cash flows was not generally available. The Company is furnishing as supplemental information a chart prepared by the Company entitled “FSYI Closing Prices and Events.” The chart, which is annexed as Exhibit 2 to this letter, shows the quoted price of the common stock in the Pink Sheets and dates on which information regarding certain of the principal-to-principal transactions identified above were announced. As the attached chart shows, trading prices in the Pink Sheets market quickly converged around prices in the principal-to-principal market when those prices were made public. In other words, the Company did not price principal-to-principal transactions by reference to the Pink Sheets. Rather, Pink Sheets prices reacted in response to announcements of principal-to-principal transactions.

          Accordingly, based on the foregoing analysis of markets and in reliance on the admonition in paragraph 20 of SFAS 107 that the prices in the most active market are the best indicator of value, the Company valued its common stock by reference to values derived from principal-to-principal transactions. The Company advises that its conclusions as to fair value were also supported by two separate independent valuation firms.

Additional guidance considered:

          The Company also considered Appendix B, Implementation Guidance, to SFAS 123R with respect to Share Based Payments, which states in part:

“Fair value is defined in FASB Concepts Statement No. 7, Using Cash Flow Information and Present Value in Accounting Measurements, as follows:

The amount at which that asset (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale. [Glossary of Terms of Concepts Statement 7]

Although the definition refers explicitly only to assets and liabilities, the concept of value in a current exchange embodied in it applies equally to … equity instruments …

Observable market prices of identical or similar equity or liability instruments in active markets are the best evidence of fair value and, if available, are to be used as the basis for the measurement of equity and liability instruments awarded as part of share-based payment arrangements with employees.”

          The Company believes that such guidance supports its valuation because, as noted above, the Company derived values for its common stock from the principal-to-principal market, which it believes is the appropriate reference market for the common stock during the period covered by its financial statements.

Revisions to disclosure in MD&A:

          The Company has revised its discussion of Stock-Based Compensation in the MD&A to reflect the market analysis discussed above.

Results of Operations, page 26

10.

You state that the product cost of sales exceeded revenues because revenues are less than increasing costs of manufacturing but you do not identify the components of these increasing costs of manufacturing nor do you describe what management is doing to remedy the problem. You further state that FreeHand’s “operating results and financial condition in the past have been and may in the future be materially adversely affected by the Company’s ability to manage its inventory levels and outstanding purchase commitments and to respond to short-term shifts in customer demand patterns.” However, you do not disclose what, if anything, management is doing to address the issue. Please advise or revise.

          The Company respectfully notes that its MD&A disclosure does not state that its manufacturing costs are increasing, as stated in the comment. Rather, it states that product costs of sales have exceeded sales due to sales volume generating revenues that are less than the fixed costs of manufacturing. The Company’s disclosure advises the reader that its problem is lack of sales volume, not increasing costs. The MD&A as originally filed included information under “Results of Operations – Sales” regarding management’s efforts to increase sales volume (i.e., adding to the sales force and reducing list prices). That disclosure has been revised to include information regarding a new distribution agreement.

          The Company has also added disclosure to the MD&A under the heading “Cost of Sales” to describe management’s efforts to manage inventory levels.

11.

Also, when there is more than one component contributing to any material increase or decrease in an item such as some of the operating expenses, include a reasonable estimate of the percentage contribution of each component.

          The Company has revised the MD&A to include the contributions to expenses by components. These revisions appear under the headings “Research and Development (R&D),” “Sales and Marketing” and “General and Administrative” in “Results of Operations – Cost of Sales.”

12.

Please expand this discussion to include an estimate of the cost of compliance with Sarbanes-Oxley as well as with the other requirements of being a company registered under Section 12(g) of the Exchange Act of 1934.

The Company has revised its disclosure as requested to include an estimate of Sarbanes-Oxley and other public company compliance costs.

Item 5. Directors and Executive Officers, Promoters and Control Persons, page 35

13.	We note that the bankruptcy court was to rule on the motion for dismissal of Mr. Lorz’ bankruptcy petition in September 2007. Please update the discussion to disclose the results of this motion.

          The discussion of Mr. Lorz’s bankruptcy petition has been updated as requested and discloses that the motion to dismiss the petition was granted on September 28, 2007 and that entry of an order confirming the dismissal was entered on October 16, 2007.

Director Compensation, page 40

14.	Please disclose any current plans for director compensation in the future.

The Company does not have any current plans or proposals for future director compensation, and disclosure to that effect has been added.

Part II
Item 3. Changes in and Disagreements with Accountants on Accounting and Financial Disclosure, page 52

15.	Please revise to state whether BDO Seidman LLP resigned, declined to stand for re-election or was dismissed, and the specific date as required by Item 304(a)(1)(i) of Regulation S-B.

16.

Please revise your disclosure to state whether during your two most recent fiscal years and any subsequent interim period through the date BDO Seidman LLP resigned, declined to stand for re-election or was dismissed there were any disagreements with the former accountant on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of the former accountant, would have caused it to make reference to the subject matter of the disagreements in connection with its reports or any reportable events as defined in Item 304(a)(1)(iv)(B) of Regulation S-B. In the event of disagreements and/or reportable events, provide the specific disclosures required by Item 304(a)(1)(iv) of Regulation S-B.

17.	Please file a letter from your former accountant, indicating whether or not they agree with your disclosures in this section. See Item 304(a)(3) of Regulation S-B.

          In response to Comments 15, 16 and 17, the Company has added disclosure stating that BDO Seidman LLP was dismissed as the Company’s auditors on May 21, 2007 and that for the relevant period under Item 304(a) of Regulation S-B, there were no disagreements with BDO Seidman LLP or reportable events as described in Item 304(a)(1)(iv)(B) of Regulation S-B. A letter from BDO Seidman LLP stating that it agrees with the Company’s disclosures has been filed as Exhibit 16 to Amendment No. 1.

Item 4. Recent Sales of Unregistered Securities, page 52

18.

We note that you have claimed both Section 4(2) and Rule 506 of the Securities Act as exemptions for your sales to several investors. Please provide the specific facts that support these claims with respect to your 2005 and 2006 acquisitions. We also note that you claimed Rule 504 exemptions for two issuances, including one transaction with Vision. Please confirm. Advise of the specific facts that made Rule 504 available for the April 2005 – March 2006 issuances.

The discussion of each transaction described in this item has been revised and expanded to provide the information requested by this comment.

Part III
Exhibits

19.	Note 7 to your financial statements discussed a 2004 Stock Option Plan but your exhibits only reference a 2006 Plan. Please advise or revise.

Note 8 has been revised to refer to the Company’s 2006 Plan. The reference to the 2004 Plan, which was superseded by the 2006 Plan, was inadvertent.

20.	Further, we note that exhibits 10.15 and 10.19 contain blank appendices. Please revise or advise as applicable.

With respect to Exhibits 10.15 and 10.19, the Company advises the Staff as follows:

•

Exhibit 10.15. Exhibit 10.15 is the September 2006 Common Stock and Warrant Purchase Agreement with Vision. The appendices to Exhibit 10.15 that were not filed as part of that exhibit consist of the forms of the Company’s Series A through Series F Warrants, its original Series J Warrant, a form of escrow agreement and a form of Lock-up Agreement applicable to certain stockholders, including the Company’s officers and directors. The Company’s Series B through Series F Warrants were separately filed as Exhibits 3.5 through 3.9, respectively, to the Registration Statement as originally filed on August 29, 2007. The Series A Warrant was exercised in its entirety in May 2007, as described in the MD&A under “Liquidity and Capital Resources,” and the original Series J Warrant was superseded by the Company’s 2007 Series J Warrant in January 2007 (see the response below regarding Exhibit 10.19). Accordingly, the Series A Warrant and the original Series J Warrant were not outstanding when the Registration Statement was filed and therefore were not filed. The Escrow Agreement merely established an arrangement for delivery of the consideration payable by Vision to the Company. It was fully performed in connection with the closing in September 2006 and, therefore, was not filed. Lockup Agreements were entered into by the Company’s directors and officers and certain other stockholders and are still in effect. Information regarding these agreements has been added as Note 15 to the beneficial ownership table in Part I, Item 4. Because all of the Lockup Agreements are identical, a form of Lockup Agreement has been listed in the revised Exhibit list in Amendment No. 1 and such form has been filed as Exhibit 10.20 to Amendment No. 1.

•

Exhibit 10.19. Appendices A through C to Exhibit 10.19 consist of the forms of the Company’s 2007 Series J Warrant and its Series G and Series H Warrants. The Series G and Series H Warrants were separately filed as exhibits 3.10 and 3.11, respectively, to the Registration Statement as originally filed on August 29. The 2007 Series J Warrant was exercised in January 2007, as described in the “Liquidity and Capital Resources” portion of the MD&A and, therefore, was not outstanding on August 29 and was not filed. Appendix D to Exhibit 10.19 consists of the form of Certificate of Designation of the Company’s Series C Preferred Stock. The Certificate of Designation is part of the Company’s Certificate of Incorporation and was included in Exhibit 2.1.1as filed on August 29.

Part F/S
Financial Statements and Exhibits
Annual Audited Consolidated Financial Statements
Note 2. Summary of Significant Accounting Policies
Goodwill and Intangible Assets, page F-12

21.	We note that you capitalize the costs of digitizing sheet music for which you have acquired the distribution rights. Please describe to us the costs that you are capitalizing and the authoritative accounting guidance that supports the capitalization. Also, revise your accounting policy to address these assets.

22.

You state that neither you nor the industry has a long history on which to base the estimated useful life of digital sheet music masters. You also disclose that your existing assets will be fully amortized before you can establish a reliable history on which to base the estimated useful life. However, you have concluded that a useful life of three years is appropriate. Please explain to us the basis for this conclusion. As part of your response, please tell us how you considered paragraph 11 of SFAS 142.

          In response to Comments 21 and 22, the Company advises that amounts capitalized as Digital Sheet Music Masters are the result of the acquisition of all of the member units of Desigent LLC in fiscal 2004. The amounts were allocated as part of the purchase price in accordance with SFAS 141, Business Combinations. On an ongoing basis the Company pays digital engravers in Russia and India to digitize musical arrangements using the Company’s proprietary Solero format. Amounts paid to these vendors are capitalized as Digital Sheet Music Masters. The Company does not capitalize salaries or other expenses that relate to producing sheet music arrangements, but only the direct out-of-pocket costs as described. The Company believes that treatment of such payments is similar to acquiring capital equipment used in production of revenues and is analogous to and consistent with the treatment of record masters under paragraph 11 of SFAS 50, Financial Reporting in the Record and Music Industry, which states that “the portion of the cost of a record master borne by the record company shall be reported as an asset if the past performance and current popularity of the artist provides a sound basis for estimating that the cost will be recovered from future sales. Otherwise, that cost shall be charged to expense. The amount recognized as an asset shall be amortized over the estimated life of the recorded performance using a method that reasonably relates the amount to the net revenue expected to be realized.”

          The Company further advises that in considering the useful life it considered the following factors set forth in paragraph 11 of SFAS 142, Goodwill and Other Intangible Assets:

•	11 a) The Digital Sheet Music Masters are placed on our website as the basis for customers downloading digital sheet music;

•

11 c and d) License rights attached to the sheet music range from one to five years. Renewals can be done without significant cost, but there is limited history on which to base a practice of renewals;

•

11 e) The popularity of the sheet music download to the public. Songs and particular arrangements of songs have varying degrees of favor and acceptance with musicians. Although digital files do not “wear out” in the conventional sense, they are subject to technical obsolescence should a new digital format become popular or a standard.

          The expectation of the Company for all sheet music digitized is that the cost will be recovered from future sales. Determining the life of sheet music is different from determining the life of recorded music, because sheet music does not depend on the artist.

          Considering all known factors discussed above, the Company believes its choice of a three year life for Digital Sheet Music Masters, which is approximately the median term for licensing arrangements, is the most appropriate. The Company discloses this as a significant estimate and also includes Digital Sheet Music Masters in its discussion of its accounting policies related to Goodwill and Intangible Assets in the Note. Accordingly, the Company does not believe that any further revision to the discussion of its accounting principles is required.

Note 3. Acquisitions, page F-19

23.

We note your classification of a “customer base” as an identifiable intangible asset. Please explain your basis for determining that the customer base meets the criteria for recognition apart from goodwill. See paragraphs 39 and B165 of SFAS 141.

          Paragraph 39 of SFAS 141 sets forth the criteria whereby an intangible asset is extractable from goodwill. These extractable assets are defined as those that arise “from contractual or other legal rights” or are “capable of being separated or divided from the acquired entity and sold, transferred, licensed, rented or exchanged.” Such assets include:

          b. Customer-related intangible assets

1. Customer lists
2. Order or production backlog
3. Customer contracts and related customer relationships
4. Noncontractual customer relationships

          Through its operations, ECS developed a customer list from previous customers to which the Company has historically sold its prepackaged software (retail sales). This customer list consists of the names and contact information for approximately 11,520 customers and 50 dealers who have been responsible for the majority of ECS’s historical sales since its inception. ECS has information about these customers, but does not have regular, if any, contact with these past customers. In response to the comment, the Company has revised the list of assets acquired in the ECS acquisition in Note 4 to identify the ECS “Customer List” in lieu of the ECS “Customer Base.”

Note 4. Amortizable Intangible Assets, page F-20

24.	Please tell us how your current disclosure complies with paragraph 45(a)(1) and (2) of SFAS 142.

          45 (a) (1): Note 5 has been amended to disclose gross amount and accumulated amortization in total and by major class.

          45 (a) (2): The statement of cash flows as originally filed discloses total amortization of intangible assets for the years ended March 31, 2007 and 2006 as a separate line item.

Note 6. Capital Stock
(b) Series B Convertible Preferred Stock Rights, page F-23

25.	Please address the following with respect to the Series B rights:

	•	Explain how you concluded that the common shares used to settle the rights should be reflected as outstanding for all periods presented;

•

Tell us how you and your auditors considered whether the discovery of the legal issue precluding the original issuance of the preferred stock and the resulting changes to the way these transactions were reported represented a restatement of your financial statements; and

	•	Explain how you considered whether amounts related to the Series B should be reported outside of permanent equity before and after uncovering the legal error.

Refer to the guidance that supports your conclusions and explain, in detail, how you applied that guidance in your response.

Treatment of the common stock as outstanding

          In May 2007, in connection with work on the preparation of the Form 10-SB, Company counsel (not the same counsel that represented the Company when the Series B preferred stock was purportedly created and issued) informed the Company that counsel’s review of the Company’s and FreeHand Systems’s charter documents disclosed that no Board of Directors (“BOD”) resolutions regarding the establishment of Series B preferred stock had been filed with the Secretaries of State of either Nevada or Delaware. Until this matter was discovered, the Company believed that the BOD had taken sufficient action by adopting resolutions which set forth the Series B rights in a manner which the BOD believed complied with the corporate charter and that no further actions or filings were necessary. Since the time of the initial BOD resolutions intended to establish the Series B stock, several years had passed and several transactions had taken place and no one – prior Company counsel nor counsel for holders – had raised the requirement to file with Nevada or Delaware Secretaries of State. Because the Company believed in good faith that it had validly issued the Series B stock, it set about to determine the best method to correct the error and to honor the rights it had established. One alternative would have been to file the resolutions with the respective Secretaries of State and reissue the Series B Stock at the current date, however, in consultation with separate Nevada counsel and Company counsel, the Company determined that the best course of action was to offer an exchange agreement to all of the Series B rights holders to exchange their Series B rights for common stock.

          The Company determined to offer such exchange principally due to the perceived similarities between the originally intended terms of the Series B preferred stock and the Company’s common stock. Specifically:

•	The Series B preferred stock was to be convertible 1:1 into common stock, with minimal antidilution provisions;

•

The Series B preferred stock was to have voting rights entitling it to vote as a class with the common, based on the number of common shares into which each share of Series B preferred stock could be converted;

•	The Series B preferred stock did not have a stated liquidation preference;

•	The Series B preferred stock was not entitled to dividends, cumulative or otherwise, unless declared by the BOD; and

•

The Series B preferred stock was not redeemable under any of the definitions of the SEC, had no registration rights, and had no conditions outside of the control of the Company as set forth in Rule 5-02 of Regulation S-X (ASR 268).

          Therefore the Company concluded that the Series B preferred stock was the equivalent of common stock and that rights to acquire such stock could be settled by issuance of common stock in a voluntary exchange. The exchange was undertaken in June 2007 and through the date of this letter all of the Series B holders have indicated their agreement to the exchange. The Company has received signed agreements from all but two individuals and on August 30, 2007 the Company issued the 3,051,037 shares of common stock in exchange for all of the Series B preferred stock rights. The Company is holding the certificates of the two individuals pending receipt of their signed agreements.

          In addition to the substantial equivalence between the intended terms of the Series B preferred stock and the Company’s common stock, the Company believes that it is important to bear in mind that both the Company and the holders of the Series B stock rights intended that, at all times, such persons would hold stock of the Company. The parties did not intend for the Company to issue rights to acquire Series B preferred stock. Such rights arose as a matter of contract by virtue of the Company’s inadvertent failure to comply with applicable corporate law requirements for the issuance of the Series B preferred stock.

          In the initial filing the Company treated the Series B rights as if they were outstanding common stock. The Company has now concluded that even though the ultimate resolution of the matter was administrative in that the Company could have filed the required documents with the respective Secretaries of State, but decided instead to issue common stock, and even though the Series B preferred stock did not have any of the characteristics described in ASR 268, the Company’s failure to file the appropriate documents with the respective Secretaries of State meant that the Series B preferred stock had never been validly issued. The Company’s agreements with the holders at the date of intended issuance required the stock to be validly issued. Therefore the Company has concluded that it is more appropriate to classify the amounts related to the Series B stock rights as a separate line item of stockholders’ equity (deficit). In the amendment, those amounts are reclassified accordingly and weighted average common shares outstanding and the net loss per share have been revised to exclude the Series B stock rights until the common stock is issued. The reclassification is described in Note 2 of Notes to Consolidated Financial Statements, in Management’s Discussion and Analysis or Plan of Operations – Reclassification of Series B Convertible Preferred Stock Rights” and in Item 1. Description of Business “Series B Exchange”.

Guidance Considered

          As described above, the Company believes that the issuance of common stock in exchange for the Series B rights was an administrative action taken to correct the BOD’s earlier error that reflects both the parties’ intentions and the substance of the transaction. The Company has reviewed the applicable sections of Statement of Financial Accounting Standards No. 150, “Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity”, Emerging Issues Task Force Issue No. 00-19, “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock”, Rule 5-02.28 of Regulation S-X and the SEC’s Accounting Series Release No. 268.

          Specifically the Company considered whether the shares and amounts should be classified as either a liability or mezzanine equity because, notwithstanding the absence of provisions in the respective agreements for cash settlement with respect to the breach, the Series B rights holders could have pursued general contractual remedies at law, which could ultimately have required a cash payment by the Company. The Company concluded that because the matter could have been settled at any time if it had been known by filing the documents with the respective Secretaries of State and because at August 29, 2007, when the Company filed the original Registration Statement, settlement of the claim to Series B preferred stock in cash was less than a remote possibility classification outside of stockholders’ equity (deficit) was neither required nor the most understandable disclosure for this matter.

          The Company’s consideration of whether this error was significant included consideration of materiality pursuant to SAB 99. Specifically, SAB 99 states that items are considered material, regardless of size, if they involve an omission or misstatement of accounting information that, in light of surrounding circumstances, makes it probable that the judgment of a reasonable person relying on the information would be changed or influenced by the omission or misstatement.

          SAB 99 further states that the following non quantitative considerations are important in drawing a conclusion regarding materiality.

1.	whether the misstatement arises from an item capable of precise measurement or whether it arises from an estimate and, if so, the degree of imprecision inherent in the estimate;

2.	whether the misstatement masks a change in earnings or other trends;

3.	whether the misstatement hides a failure to meet analysts’ consensus expectations for the enterprise;

4.	whether the misstatement changes a loss into income or vice versa;

5.	whether the misstatement concerns a segment or other portion of the registrant’s business that has been identified as playing a significant role in the registrant’s operations or profitability;

6.	whether the misstatement affects the registrant’s compliance with regulatory requirements;

7.	whether the misstatement affects the registrant’s compliance with loan covenants or other contractual requirements;

8.	whether the misstatement has the effect of increasing management’s compensation – for example, by satisfying requirements for the award of bonuses or other forms of incentive compensation; and

9.	whether the misstatement involves concealment of an unlawful transaction.

          The Company concluded that items 2, 3, 4, 5, and 8 above are not applicable, and analyzed the application of items 1, 6, 7 and 9 to the issue. The number of shares authorized and issued is precise, the failure to file the required resolutions with the Secretary of State could be considered a violation of regulatory requirements, the issuance without proper authorization from the State could affect the contractual obligations in connection with the stock issuances, and the issuance of the stock could under some strict interpretation be considered an unlawful transaction. However, the Company believes that the significance of such factors in assessing the materiality of its error is substantially diminished by the absence of any effort by the Company to conceal the error, the Company’s prompt action after discovery to remedy its error, the absence of any penalties for such error under the applicable corporate statutes and the agreement by holders of the Series B stock rights to resolve the error by settling such rights in common stock.

          The Company’s judgment prior to the filing of Amendment No. 1 with the foregoing restated amounts was that the Company’s financial statements issued prior to the correction of this error showed the Series B preferred rights as a separate component within stockholders’

equity (deficit) on the balance sheet and that correction of the error did not change assets, liabilities, stockholders’ equity (deficit), results of operations or cash flows. Accordingly, the Company believed its conclusion – that a reasonable person’s judgment would not be changed or influenced by the error – was justified. As described above, the Company has now concluded that classification as a separate component of stockholders’ equity (deficit) is appropriate and that the related shares should be excluded from the earnings per share calculation until the common stock is issued. The Company has described this reclassification and the effect on net loss per share in Note 2 of Notes to Consolidated Financial Statements, in Management’s Discussion and Analysis or Plan of Operations – Reclassification of Series B Convertible Preferred Stock Rights” and in Item 1. “Description of Business – Series B Exchange”.

Note 7. Stock Option Plans, page F-27

26.	We note that you included your 2006 Equity Incentive Plan as Exhibit 10.26. Please revise your filing to include the disclosures required by paragraph A240(a) of SFAS 123R with respect to this plan.

          The Company has revised the footnote so that the disclosures correctly refer to the Company’s 2006 Equity Incentive Plan.

Additional Matters

          Also included in this EDGAR submission is a “Tandy letter” from the Company acknowledging the matter set forth on the last page of the comment letter.

          Due to the proximity of the filing of Amendment No. 1 to the due date of the Company’s quarterly report on Form 10-QSB, Amendment No. 1 contains the Company’s unaudited, condensed consolidated financial statements as of and for the three- and six-month periods ended September 30, 2007. The unaudited balance sheet at September 30, 2007 reflects issuance of the Company’s common stock in settlement of Series B Preferred Stock rights. Amendment No. 1 also contains updating changes and corrections, all of which are also marked in the amendment.

          Please direct any further questions or comments regarding the Registration Statement, the Company’s proposed responses, this letter or any other related matters to me at 650 941-0742. In addition, please send any additional written comments by facsimile to me at 650 941-0207.

          Thank you for your courtesy and cooperation in connection with the Staff’s review of the Registration Statement.

Sincerely yours,

FreeHand Systems International, Inc.

By:	/s/ Roy M. Avondet

Roy M. Avondet
Chief Financial Officer

Enclosures

cc:	Mr. Kim Lorz
Richard Bellucci, CPA
Brian Minnihan, CPA

Exhibit 1 – Supplemental information supporting the Company’s market information

1.	Extract from the “2007 NAMM Global Report – Music USA,” published by the National Association of Music Merchants (“NAMM”)

2.	Article entitled “Measuring the World Market” from Music Trades (December 2006).

3.	Press release dated August 22, 2006 issued by NAMM

4.	Home pages for the websites Musicnotes.com, sheetmusicdirect.com and everynote.com

2007 NAMM GLOBAL REPORT

MUSIC USA

A STATISTICAL REVIEW
OF THE MUSIC PRODUCTS INDUSTRY

NAMM®
believe in music

U.S. Segment Data

INTRODUCTION

2006 Industry Analysis

Since 1992, there have been only two years where sales actually declined from the previous year. Last year was one of them, as the aggregate sales of instruments, audio gear, accessories and printed music dipped 4.2 percent to $7.5 billion from the record level of $7.8 billion, set in 2005. In 2000, the industry's other "down" year, causality was easily identified: that year the stock market tanked, wiping out an estimated $3 trillion of the nation's net worth. The source of the industry's woes in 2006, however, is not so clear-cut.

Current macro economic data makes for confusing and downright contradictory headlines. In March 2007, the Department of Commerce noted that new housing starts had dropped 25 percent and that median housing prices were off 7 percent. In the same month, though, the Federal Reserve issued a study indicating that household net worth was at record levels. The respected Conference Board study has recently placed the often-cited "Consumer Confidence Index" at a five-year high, yet voters in the recent mid-term elections expressed obvious displeasure with the current state of affairs. While unemployment levels hover near 50-year lows, opinion polls show high levels of consumer uncertainty. What to make of a situation where information gatherers seem to be working in different universes?

In a large, dynamic and diverse place like the United States, broad generalities are to be taken with a liberal grain of salt. If predicting the outlook, attitudes and behavior of a single teenager strains the ability of even the most concerned parent, is it possible for anyone to neatly sum up how 300 million people are going to behave from one day to the next? Sweeping generalities are also not too helpful in assessing what we call the music products industry. This is a highly fragmented business made up of diverse product categories that serve very different consumers, face different challenges and operate in different competitive environments. For example, the difficulties facing the church organ market have very little to do with the difficulties facing guitar makers. But for all the diversity, there do appear to be a few larger issues that have applied downward pressure on industry sales.

Unlike the stock market crash of 2000, the magnitude and impact of the drop in housing prices has been much harder to measure. That doesn't mean it hasn't had an impact, however. With appraised values off anywhere between 5 percent and 35 percent (depending on the region), many homeowners no doubt feel less flush, and less in the mood to spring for big-ticket discretionary items. As noted elsewhere in this report, the sale of home keyboards has closely followed the trajectory of new housing starts.

Over the past 12 months, the price of commodities, from copper to petroleum, has risen at a fast clip. Shipping costs have also moved up, particularly on freight from Asia to the United States. It would stand to reason that these rising costs would translate into price increases on most music products. In reality, however, prices on most Chinese goods either remained flat or fell slightly. We interpret this as a sign of major over-capacity issues in China that have prompted factories to sharpen prices in an effort to hang on to business.

Methodology also helps explain some of the slowdown in industry sales last year. The dollar and unit figures in this report represent the quantity of product shipped to retailers in the United States, not actual sell-through volumes. Assessments from the largest to the smallest retailers in the country indicate that the entire distribution channel spent the better part of 2006 struggling to work down excess inventory. The over-inventorying was particularly acute in the fretted instrument category. From this we conclude that the decline in consumer activity was not as acute as our sales data indicates.

Over the years, we have continually looked (with little success) for economic indicators that can be used to forecast music product sales. The problem is, unlike mass consumer goods (e.g., autos or home appliances) the specialized music business is somewhat insulated from the larger economy. The industry has prospered in some economically challenging times and floundered in boom times. That said, the best forecasting tool we have encountered, and it's far from perfect, is the U.S. Census.

Much has been made about baby boomers and their interest in music making, and the industry's broadening demographic appeal. In reality however, the 12-to-24-year-old age group buys about 75 percent of everything we sell. That's where the Census provides some good news. If Census projections are to be believed, this vital age window is set to expand by 1.5 to 2 percent a year until 2030, after which they stop making

7

Introduction, continued

predictions. If past economic progress is any guide, a larger potential market with more money to spend is grounds for optimism and reason to think that it will be at least another 12 years before industry sales turn down again.

A few words about the methodology underlying the sales numbers in this report. Unit and dollar volumes are derived from a combination of import and export data gleaned from government agencies in the United States, China, Japan, Korea, Indonesia and the European Union; European, Japanese and U.S. trade association reports; financial filings of publicly traded companies in the United States and abroad; sales data provided by a cross-section of U.S. retailers; and informed estimates. We initially compute a wholesale value of product shipped to retailers. Retail values are computed by adding an average margin, which varies among product categories.

Industry Total
Retail Value in $ billions
0
1
2
3
4
5
6
7
8
'95 '96 '97 '98 '99 '00 '01 '02 '03 '04 '05 '06
2005–06 ↓ 4.19%
10-Year ↑ 21.63%

8

U.S. INDUSTRY SUMMARY (in millions of dollars)

Segment	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
Acoustic Pianos	$639	$710	$669	$673	$553	$569	$537	$503	$551	$449
Cables	$102	$105	$114	$127	$122	$129	$130	$141	$148	$151
Computer Music Products	$102	$132	$143	$172	$185	$212	$273	$318	$367	$420
Digital Pianos	$167	$152	$159	$162	$152	$149	$167	$165	$173	$144
DJ Gear	$106	$115	$127	$132	$114	$116	$123	$128	$123	$125
Drum Machines	$22	$22	$28	$25	$14	$11	$8	$6	$6	$6
Electronic Player Pianos	$75	$89	$129	$160	$133	$124	$113	$142	$148	$133
Fretted Products***	$842	$833	$913	$1,025	$1,028	$1,037	$1,032	$1,173	$1,323	$1,279
General Accessories	$264	$277	$302	$323	$336	$348	$364	$393	$417	$428
Home Organs	$83	$80	$71	$74	$71	$73	$66	$67	$78	$68
Institutional Organs	$54	$60	$69	$78	$73	$78	$70	$67	$66	$63
Instrument Aplifiers	$362	$340	$350	$367	$361	$359	$339	$372	$397	$360
Karaoke Products	$95	$88	$112	$111	$174	$200	$193	$170	$112	$89
Keyboard Synthesizers	$110	$107	$107	$95	$90	$104	$104	$108	$112	$115
Microphones	$312	$319	$353	$372	$358	$369	$391	$413	$447	$459
Multi-Track Recorders	$157	$159	$140	$120	$91	$76	$64	$56	$54	$49
Other Electronic Products*	$85	$86	$98	$112	$119	$128	$130	$122	$121	$109
Percussion	$328	$371	$417	$458	$454	$475	$488	$529	$573	$581
Portable Keyboards	$167	$173	$195	$196	$196	$181	$201	$222	$232	$219
Printed Music	$434	$453	$471	$489	$475	$497	$511	$539	$572	$582
Signal Processing	$217	$222	$234	$221	$211	$214	$210	$212	$222	$219
Sound Modules	$44	$29	$37	$30	$20	$18	$18	$6	$6	$6
Sound Reinforce-ment	$758	$833	$884	$902	$859	$851	$820	$859	$919	$865
Stringed Instruments**	$57	$64	$64	$73	$73	$63	$58	$59	$68	$78
Wind Instruments	$572	$602	$615	$593	$564	$517	$477	$461	$470	$468
Industry Total	$6,152	$6,422	$6,802	$7,154	$6,894	$6,984	$6,990	$7,354	$7,810	$7,483

* Other Electronic Products originally included sequencers, samplers and electronic drums. Controller keyboards and professional electronic pianos added in 1991. Sequencers and samplers not counted in 2003.

** Stringed Instruments data are restated from 2001 by *The Music Trades*.

*** Fretted Products data are restated from 2000 by *The Music Trades*

36

Global
MARKETS

MEASURING THE WORLD MARKET

What are the factors that prompt some countries to spend more than others on music and audio gear? Is it economics, demographics, or social factors? Data in the following pages offers tantalizing clues.

Global spending on the broad family of products that we refer to as the music products industry rose 4.3% to $17.8 billion in 2005, compared with $17.1 billion the previous year. Although $17 billion is not an insignificant number, in the scheme of a world with six billion inhabitants, it still qualifies us as a "small industry." (There are at least 250 individual enterprises around the world that exceed $17 billion in revenues.) Thanks to improved transportation and instantaneous internet communication, the world has become a smaller place. That said, given the different spending patterns on music and audio gear, there remains some yawning differences separating nations.

In the United States, per-capita spending on music and audio products came in at $26.33 for 2005. In China, the level is just 0.59 cents. These vast disparities in spending levels around the globe give rise to the question, "What are the factors that determine how much a nation or society will spend on music?" As with most sweeping questions this one has both a short and simple answer and a long and complex one. The simple answer is that spending is closely linked to prosperity levels. Because music and audio gear tend to be a discretionary purchases, the greater a nation's discretionary income, the more it will spend on these products. This straightforward economic calculus is useful in explaining why wealthy nations like the U.S., Switzerland, and Japan spend far more on music than less prosperous, developing countries like the Philippines or Brazil.

Global Music Products Sales

2005	$17,856,539,000
2004	$17,075,082,000

But how do you explain countries that are economic equals but have markedly different spending levels on music and audio? This is where the more complex answer comes into play. Although economics count for a lot, purchasing levels are also heavily influenced by the subtle and complex interplay of social, educational, and demographic factors. These non-economic factors are tough to quantify with precision, but their impact is nonetheless readily apparent. For example, by any yardstick you chose, the United Kingdom is appreciably less prosperous than nearby Germany. Why then do Britons spend 35% more per capita on music gear than their German counterparts? Similarly, residents of Singapore, with 40% less income, significantly outspend the Swedes on things musical. How come? If there is any remaining doubt that economics are the sole determinant, consider the case of Norway. Why does the nation with the highest per-capita income in the world rank just tenth in per-capita music spending? These three examples help illustrate how non-economic factors help drive our industry.

Identifying the effects of non-economic factors is the easy part. Actually defining those factors and quantifying them is where the going gets tough. One of the more obvious forces

74 MUSIC TRADES DECEMBER 2006

The Biggest Markets...Market Share By Region

	05 Population	% Of Population Under 15 Years Old	05 Music Products Sales
United States	297,500,000	20.80%	$7,833,357,000
Japan	127,700,000	14.00%	$2,746,060,800
Germany	82,500,000	14.30%	$981,840,718
United Kingdom	59,300,000	17.90%	$899,000,000
France	60,100,000	18.20%	$810,395,904
China	1,304,200,000	21.40%	$768,640,774
Canada	31,500,000	17.60%	$762,675,200
Italy	57,400,000	14.00%	$350,129,880
Australia	19,700,000	19.60%	$343,548,240
South Korea	47,700,000	18.60%	$270,483,760
Netherlands	16,100,000	18.20%	$196,827,977
Russia	143,200,000	15.00%	$192,369,600
Brazil	178,000,000	28.00%	$185,654,436
Spain	41,100,000	14.30%	$171,017,501
Mexico	105,000,000	31.00%	$167,915,520

UP 5 MARKETS

Australia 1.92%
Europe 24.59%
North America 48.14 %
Asia 23.07%
South America 2.28%

Who Spends The Most...And The Least

TOP 20 PER CAPITA SPENDING

Per-Capita Spending On Music Products

United States	$26.33	Greece	$3.16
Canada	$24.21	Chile	$1.66
Japan	$21.50	Mexico	$1.60
Australia	$17.44	Czech Republic	$1.58
Hong Kong	$17.18	Russia	$1.34
Switzerland	$16.67	Poland	$1.08
United Kingdom	$15.16	Brazil	$1.04
Belgium	$14.88	Philippines	$0.87
Norway	$14.81	Argentina	$0.72
Denmark	$14.54	China	$0.59

Average Global Per-Capita Spending On Music Products: $6.34

Fastest & Slowest Growing Markets

	05 vs 04		05 vs 04
China	9.90%	Austria	1.90%
Argentina	8.70%	Switzerland	1.80%
Hong Kong	7.30%	United Kingdom	1.80%
Singapore	6.40%	Belgium	1.50%
Russia	6.40%	Brazil	1.50%
United States	6.20%	France	1.40%
Czech Republic	6.00%	Netherlands	1.10%
Chile	6.00%	Germany	0.90%
Israel	5.20%	Portugal	0.30%
Philippines	5.10%	Italy	0.10%

Things You Probably Didn't Know

	GDP Per Capita, Adusted For Cost Of Living	Number Of Computers Per 100 People	Per-capita Spending On K-12 Education
United States	$33,832	68.0	$2,097.79
Switzerland	$30,105	70.9	$2,489.67
Norway	$29,295	52.8	$3,534.40
Canada	$26,266	48.7	$1,441.94
Denmark	$24,514	57.7	$3,296.22
Sweden	$22,886	62.1	$1,491.06
Japan	$23,498	38.2	$1,178.82
Netherlands	$22,921	46.7	$1,588.51
Belgium	$22,786	31.8	$1,729.90
Germany	$22,154	48.5	$1,339.85
Hong Kong	$21,219	42.4	$917.81
Austria	$21,212	37.4	$1,811.60
Italy	$20,622	23.1	$1,278.75

MUSIC TRADES DECEMBER 2006

75

Global MARKETS

influencing purchasing levels is demographics. Economists and other analysts like to say "demographics is destiny," and the relative age of a citizenry will have an effect on a nation's economic vitality, social character, and even military stance. Closer to home, there is no doubt that age levels are a factor in music and audio sales.

Despite recent success in selling music gear to graying baby-boomers and some senior citizens, the bulk of our industry sales are still generated by the 12-to-24-year-old demographic. That age group encompasses all those in school programs, most of those who are learning to play, and the vast majority of "wannabe" performers. Not to mention computer users, DJs, and aspiring recording engineers. As has been widely reported on, Western Europe is in the midst a "birth dearth," which has an adverse impact on the music and audio market. A shrinking population of 12-to-24-years olds explains why despite a relatively high level of prosperity, growth in the European market has lagged the U.S. for the past decade.

To appreciate the impact of demographics, just consider Italy. With the continent's oldest population—the 15 and under age group represents just 14% of the total population, compared with 17.9% in the U.K. and 18.2% in France—Italy also has among the lowest per-capita spending levels: $6.09. By contrast, Norway, where 19.8% of the population is under 15, purchases music and audio products at nearly three times that rate.

The significance of demographics is also powerfully illustrated by the trajectory of the U.S. music market between 1970 and 2000. Industry sales rose steadily for much of the '70s despite two recessions, inflation, and an oil crisis. It's more than coincidence then that sales slumped severely between 1979 and 1986, a time period that corresponded with a sharp decrease in the number of 12-to-24 year olds in the aftermath of the baby boom. Sales growth resumed in the late '80s and much of the '90s, apparently as a result of what demographers have called "the baby boom echo," the children of the baby boomers.

Like economic factors, demographics are a useful indicator, but fail to predict purchasing levels with complete accuracy. There are numerous examples of old nations that outspend younger ones, which prompts the search for addition factors driving the market. At the risk of being accused of chauvinism, it is worth pointing out that four of the ten most musical markets are to be found in English-speaking countries. Part of this could be attributed to the fact that unlike most of Western Europe, the U.S., Canada, and Australia have more extensive school music programs. Another possible factor? Given that Anglo folk music is one of the principal components of rock 'n' roll, perhaps native English speakers feel a closer link with contemporary music. It's an impossible theory to conclusively prove or disprove, but it points to the fact that local cultures do play a role in determining market size.

Here's one factor that does not seem to have much bearing on music making: national levels of spending on educa-

A Word About Methodology

THE SALES FIGURES IN this report are an estimate of the retail value of the following product categories: fretted instruments and accessories, including amplifiers; portable mixers, speaker enclosures, powered mixers, cables, and microphones; signal processing gear; DJ products; acoustic and digital pianos; organs; printed music; woodwinds, brasswinds, and stringed instruments; general accessories; electronic musical instruments and accessories; multi-track recorders; software and computer music products; karaoke; and percussion.

National economic, population, and demographic data are taken from the Central Intelligence Agency annual *Fact Book*, and *The World In Figures*, published annually by the *Economist*.

All financial figures have been converted into U.S. dollars at current exchange rates.

76

MUSIC TRADES DECEMBER 2006

Global
MARKETS

tion. Japan spends less on education on a per-student basis than any major nation in Western Europe but has far higher levels of musical participation. Hong Kong and Singapore are also stingy when it comes to educational outlays but still produce a large crop of musicians. Is this anomaly because these nations, like others in East Asia—China, Korea, Taiwan, and Hong Kong—have embraced Western classical music with an enthusiasm unmatched anywhere else in the world? Or could it be, for indeterminate reasons, they simply place a higher value on music making? Again, this is impossible to prove, but interesting to ponder. One piece of evidence supporting this is the fact that over 50% of the 2005 Juilliard graduating class was of Asian descent.

The price to participate in music varies in ways that are not immediately captured by larger economic statistics. Less competition, higher tariffs and taxes, and inefficient distribution networks are why prices on the same piece of equipment can vary as much as 40% from one market to the next. Given that one of the few immutable laws of economics is that higher prices inevitably reduce demand, it stands to reason that these higher costs have an impact on consumption. The higher cost of living in Norway and France for example, (roughly 25% above the U.S. based on several global indexes), no doubt contributes to lower purchasing levels of music and audio gear. By the same token, the relatively low cost of living in Australia and Canada provide a stimulus to demand.

When you lay economic, demographic, and music spending levels side-by-side, it's hard not to be struck by the disparity in consumption levels around the world. Yet although different countries spend at different levels, ironically, they tend to buy much the same stuff. The mix of music and audio products sold is remarkably homogenous around the world. Eastern Europe retains a strong preference for the accordion, the Chinese have their indigenous zithers, and the Koto is still popular in Japan. However, in all of these countries the guitar reigns as the top-selling instrument, by unit volume. Given the prevalence of global brands, corporate market shares are also remarkably consistent from country to country.

In the final analysis however, debating the cultural and economic differences that drive industry sales does little to change things. However, the data highlights both potential warning signs and untapped opportunities. Chief among the warning signals is the rapid aging of Western Europe and Japan. Demographers can already predict the number of 14-to-25 year olds we will have in a decade, and the numbers are not encouraging. With birth rates running well below replacement rates, the forecast for Western Europe calls for a 15% decrease in the industry's key demographic in the coming decade, and a 20% population drop within two decades. Absent a new initiative for reaching older buyers, or an immediate reversal in birth rates, the prospects of achieving any semblance of growth are slim.

On the positive side, what is represented in this report as "the world market" for music and audio products encompasses only 45% of the world's total population. In the following pages, we present and analyze data on markets in Western Europe, East Asia, North America, and parts of South and Central America. Due to a lack of usable data, the list does not include the nations of Africa, the Middle East, and Central Asia.

India, for example, has over one billion citizens. However, due to severe import restrictions, it brings in very little in the way of music and audio gear, and its domestic industry also exports little, making it impossible to get a handle on the size and shape of the domestic market. Similarly, because Africa has virtually no domestic industry and limited imports, we are unable to quantify the music industry there with any precision.

While these untabulated markets are currently too small to make much of an impact on the size of the global industry, the same could have been said for Korea and China two decades ago. Furthermore, all of these currently uncounted countries have something that much of the West sorely lacks: a young population base. Given natural economic progression, these countries will no doubt represent a rich opportunity in the years to come.

78 MUSIC TRADES DECEMBER 2006

UNITED STATES

Population	297,500,000
GNP	$10.1 trillion
GNP Per Capita	$33,832
Population Under 15	20.80%
10-Year Economic Growth Rate	3.3%

05 Music Products Sales:
$7,833,357,000

Music Sales Per Capita	Share Of World Market
$26.33	43.87%

ARGENTINA

Population:	38,400,000
GNP	$269.0 billion
GNP Per Capita	$7,005
Population Under 15	26.4%
10-Year Economic Growth Rate	0.80%

05 Music Products Sales:
$27,821,000

Music Sales Per Capita	Share Of World Market
$0.72	0.16%

AUSTRALIA

Population:	19,700,000
GNP	$369.0 billion
GNP Per Capita	$18,731
Population Under 15	19.6%
10-Year Economic Growth Rate	3.7%

05 Music Products Sales:
$343,548,000

Music Sales Per Capita	Share Of World Market
$17.44	1.92%

AUSTRIA

Population:	8,100,000
GNP	$189.0 billion
GNP Per Capita	$23,333
Population Under 15	16.0%
10-Year Economic Growth Rate	2.0%

05 Music Products Sales:
$96,164,000

Music Sales Per Capita	Share Of World Market
$11.87	0.54%

BELGIUM

Population	10,300,000
GNP	$230 billion
GNP Per Capita	$22,330
Population Under 15	16.8%
10-Year Economic Growth Rate	2.1%

05 Music Products Sales
$153,284,000

Music Sales Per Capita	Share Of World Market
$14.88	0.86%

BRAZIL

Population	178,000,000
GNP	$503.0 billion
GNP Per Capita	$2,826
Population Under 15	28.0%
10-Year Economic Growth Rate	2.4%

05 Music Products Sales
$185,654,000

Music Sales Per Capita	Share Of World Market
$1.04	1.04%

CANADA

Population	31,500,000
GNP	$695.7 billion
GNP Per Capita	$22,063
Population Under 15	17.6%
10-Year Economic Growth Rate	3.4%

05 Music Products Sales
$762,675,000

Music Sales Per Capita	Share Of World Market
$24.21	4.27%

CHILE

Population	15,800,000
GNP	$66.5 billion
GNP Per Capita	$4,209
Population Under 15	24.9%
10-Year Economic Growth Rate	4.6%

05 Music Products Sales
$26,289,000

Music Sales Per Capita	Share Of World Market
$1.66	0.15%

CHINA

Population	1,304,200,000
GNP	$1.16 trillion
GNP Per Capita	$889
Population Under 15	21.4%
10-Year Economic Growth Rate	8.9%

05 Music Products Sales
$768,641,000

Music Sales Per Capita	Share Of World Market
$0.59	4.30%

CZECH REPUBLIC

Population	10,200,000
GNP:	$56.8 billion
GNP Per Capita	$5,569
Population Under 15	14.6%
10-Year Economic Growth Rate	2.3%

05 Music Products Sales
$16,076,000

Music Sales Per Capita	Share Of World Market
$1.58	0.09%

DENMARK

Population	5,432,00
GNP	$161.5 billion
GNP Per Capita	$29,907
Population Under 15	18.8%
10-Year Economic Growth Rate	2.6%

05 Music Products Sales
$78,506,000

Music Sales Per Capita	Share Of World Market
$14.54	0.44%

FRANCE

Population	60,100,000
GNP	$1.3 trillion
GNP Per Capita	$21,797
Population Under 15	18.2%
10-Year Economic Growth Rate	2.0%

05 Music Products Sales
$810,396,000

Music Sales Per Capita	Share Of World Market
$13.48	4.54%

GERMANY

Population	82,500,000
GNP	$1.85 trillion
GNP Per Capita	$22,376
Population Under 15	14.3%
10-Year Economic Growth Rate	1.4%

05 Music Products Sales
$981,841,000

Music Sales Per Capita	Share Of World Market
$11.90	5.50%

GREECE

Population	11,000,000
GNP	$117.0 billion
GNP Per Capita	$10,636
Population Under 15	14.3%
10-Year Economic Growth Rate	3.4%

05 Music Products Sales
$34,775,000

Music Sales Per Capita	Share Of World Market
$3.16	0.19%

HONG KONG

Population	7,000,000
GNP	$161.8 billion
GNP Per Capita	$23,129
Population Under 15	14.4%
10-Year Economic Growth Rate	3.3%

05 Music Products Sales
$120,282,926

Music Sales Per Capita	Share Of World Market
$17.18	0.67%

ISRAEL

Population	6,400,000
GNP	$108.3 billion
GNP Per Capita	$16,922
Population Under 15	27.8%
10-Year Economic Growth Rate	3.5%

05 Music Products Sales
$58,929,000

Music Sales Per Capita	Share Of World Market
$9.21	0.33%

80
MUSIC TRADES DECEMBER 2006

ITALY

Population	57,400,000
GNP	$1.1 trillion
GNP Per Capita	$18,972
Population Under 15	14.0%
10-Year Economic Growth Rate	1.7%
05 Music Products Sales	**$350,130,000**
Music Sales Per Capita	$6.10
Share Of World Market	1.96%

JAPAN

Population	127,700,000
GNP	$4.14 trillion
GNP Per Capita	$32,498
Population Under 15	14.0%
10-Year Economic Growth Rate	1.3%
05 Music Products Sales	**$2,746,000,000**
Music Sales Per Capita	$21.50
Share Of World Market	15.38%

MEXICO

Population	105,000,000
GNP	$617.0 billion
GNP Per Capita	$5,876
Population Under 16	31.0%
10-Year Economic Growth Rate	2.7%
05 Music Products Sales	**$167,915,000**
Music Sales Per Capita	$1.60
Share Of World Market	0.94%

THE NETHERLANDS

Population	16,110,000
GNP	$380.1 billion
GNP Per Capita	$23,609
Population Under 15	18.2%
10-Year Economic Growth Rate	2.5%
05 Music Products Sales	**$196,827,000**
Music Sales Per Capita	$12.23
Share Of World Market	1.10%

NORWAY

Population	4,500,000
GNP	$166.1 billion
GNP Per Capita	$36,911
Population Under 15	19.6%
10-Year Economic Growth Rate	3.1%
05 Music Products Sales	**$66,636,000**
Music Sales Per Capita	$14.81
Share Of World Market	0.37%

PHILIPPINES

Population	81,000,000
GNP	$71.4 billion
GNP Per Capita	$8931
Population Under 15	35.1%
10-Year Economic Growth Rate	4.1%
05 Music Products Sales	**$69,223,000**
Music Sales Per Capita	$0.87
Share Of World Market	0.39%

POLAND

Population	38,600,000
GNP	$176.3 billion
GNP Per Capita	$4,567
Population Under 15	16.3%
10-Year Economic Growth Rate	4.9%
05 Music Products Sales	**$41,692,000**
Music Sales Per Capita	$1.08
Share Of World Market	0.23%

PORTUGAL

Population	10,100,000
GNP	$109.8 billion
GNP Per Capita	$10,871
Population Under 15	15.9%
10-Year Economic Growth Rate	2.7%
05 Music Products Sales	**$32,280,000**
Music Sales Per Capita	$3.20
Share Of World Market	0.18%

RUSSIAN FEDERATION

Population	143,200,000
GNP	$310 billion
GNP Per Capita	$2,165
Population Under 15	15.0%
10-Year Economic Growth Rate	0.7%
05 Music Products Sales	**$192,370,000**
Music Sales Per Capita	$1.34
Share Of World Market	1.08%

SINGAPORE

Population	4,300,000
GNP	$85.6 billion
GNP Per Capita	$19,907
Population Under 15	19.5%
10-Year Economic Growth Rate	5.2%
05 Music Products Sales	**$46,116,000**
Music Sales Per Capita	$10.72
Share Of World Market	0.26%

SOUTH KOREA

Population	47,700,00
GNP	$422.0 billion
GNP Per Capita	$8,847
Population Under 15	18.6%
10-Year Economic Growth Rate	5.4%
05 Music Products Sales	**$270,483,000**
Music Sales Per Capita	$5.67
Share Of World Market	1.51%

SPAIN

Population	41,100,000
GNP	$581.8 billion
GNP Per Capita	$14,146
Population Under 15	14.3%
10-Year Economic Growth Rate	3.1%
05 Music Products Sales	**$171,018,000**
Music Sales Per Capita	$4.16
Share Of World Market	0.96%

SWEDEN

Population	9,001,000
GNP	$209.8 billion
GNP Per Capita	$23,573
Population Under 15	17.5%
10-Year Economic Growth Rate	2.9%
05 Music Products Sales	**$90,705,000**
Music Sales Per Capita	$10.19
Share Of World Market	0.51%

SWITZERLAND

Population	7,200,000
GNP	$247.1 billion
GNP Per Capita	$34,319
Population Under 15	16.5%
10-Year Economic Growth Rate	1.1%
05 Music Products Sales	**$120,027,000**
Music Sales Per Capita	$16.67
Share Of World Market	0.67%

TAIWAN

Population	22,600,000
GNP	$282.3 billion
GNP Per Capita	$12,491
Population Under 15	21.0%
10-Year Economic Growth Rate	4.6%
05 Music Products Sales	**$97,816,000**
Music Sales Per Capita	$4.33
Share Of World Market	0.55%

UNITED KINGDOM

Population	60,300,000
GNP	$1.43 trillion
GNP Per Capita	$24,013
Population Under 15	17.9%
10-Year Economic Growth Rate	2.8%
05 Music Products Sales	**$899,000,000**
Music Sales Per Capita	$15.16
Share Of World Market	5.03%

82

MUSIC TRADES DECEMBER 2006

Gallup Poll: Music Making on the Rise in the U.S. — NAMM, The International Music P... Page 1 of 3

GALLUP POLL: MUSIC MAKING ON THE RISE IN THE U.S.

A new U.S. Gallup Poll reveals Americans of all ages are continuing to pursue music making and offers insight into the attitudes behind this passion...

NAMM
believe in music

MEDIA CONTACT:
Scott Robertson, APR
Director of Marketing & Communications
NAMM
760-438-8007, ext. 102
Fax: 760-438-8257
e-mail: **scottr@namm.org**

FOR IMMEDIATE RELEASE

MUSIC MAKING ON THE RISE IN THE U.S.

NAMM's State of the Music Industry Report Suggests Playing Music Continues To Be Highly Important to Americans

CARLSBAD, Calif., August 22, 2006 – A new U.S. Gallup Poll reveals Americans of all ages are continuing to pursue music making and offers insight into the attitudes behind this passion as part of the *2006 Music USA: NAMM Global Report*.

NAMM, the trade association for the international music products industry, has released the *2006 Music USA: NAMM Global Report*, a state of the industry focusing on trends, sales and music education issues from around the world. The report – which covers a broad spectrum of music industry segments from grand pianos, to DJ gear, to violins, to electric guitars – reveals interesting

http://www.namm.org/wannaplay/wanna-play-releases/gallup-poll 10/10/2007

Gallup Poll: Music Making on the Rise in the U.S. — NAMM, The International Music P... Page 2 of 3

Guitars and Pianos – America's Favorites

- Guitars are currently the highest selling musical instruments in America – approx. 3.4 million sold in 2005
- In the last two years, the electric guitar has caught up to the acoustic guitar as per unit sales are becoming even at just over 1.6 million each
- Overall, the fretted products industry is a $1.4 billion dollar industry in the U.S.
- Yet still more Americans play the piano (31%) than the guitar or bass (28%)

data on the industry and attitudes toward music making:

- Americans are making more music than any other nationality.
- The U.S. market accounts for 42.7% of musical instrument purchases, followed by Japan at 15.6% and U.K. at 6.7%
- More than one-half of U.S. households (52%) has at least one person, age 5 or older, who currently plays a musical instrument – a sharp contrast compared to the United Kingdom at 37% and Australia* at 36%
- 40% of U.S. households have two or more musicians
- More women (51%) play musical instruments than men (49%)
- The fastest growing segment of music makers is between the ages of 18 and 34; an increase of 5% percent since 2003
- More people are encouraged by their parents to take up an instrument (37%) than become interested on their own (29%), or are encouraged by a teacher (17%) or someone else (16%)

*2001 data

- Almost three-quarters of survey participants started playing before the age of 11
- The number of people participating in school instrumental music activities and private lessons increased by 11% since 2003

The report also highlights attitudes behind these trends:

- 85% of Americans believe that music is a very important part of their life
- 82% of Americans wish they had learned to play a musical instrument, and 67% expressed an

http://www.namm.org/wannaplay/wanna-play-releases/gallup-poll 10/10/2007

Gallup Poll: Music Making on the Rise in the U.S. — NAMM, The International Music P... Page 3 of 3

interest in learning to play
- 94% of respondents believe music is part of a well-rounded education, and that schools should offer instrument music instruction as part of the regular curriculum
- 85% believe participation in school music corresponds with better grades and higher test scores
- Seniors are turning to music making as not just an enjoyable pastime, but also for the health and wellness benefits such as enhanced immune systems, stress reduction, and staving off depression and loneliness

"With more emerging research linking active music making to a host of educational and health benefits as well as being a source of expressing creativity and having fun, it's only natural to see an increase in playing across every U.S. demographic group," said Joe Lamond, president and CEO, NAMM. "More Americans are discovering that you don't have to be a 'musician' to enjoy the proven benefits and enjoyment of playing music."

The music products industry's 16 million unit transactions last year in the U.S. alone show that the industry reaches a broad swath of the population. As more people learn about the benefits of playing music, the industry expects to see America's fondness for music making continue.

In addition to the U.S. data, the *2006 Music USA* report also features industry trends on different market segments and offers a global overview of the music products industry by featuring data from nine countries: Australia, Austria, Canada, China, Germany, Italy, Japan, Spain and The United Kingdom.

About NAMM
The International Music Products Association, commonly called NAMM in reference to the organization's popular NAMM trade shows, is the not-for-profit association that unifies, leads and strengthens the $16 billion global musical instruments and products industry. NAMM's activities and programs are designed to promote music making to people of all ages. NAMM is comprised of approximately 9,000 Member companies. For more information about NAMM, interested parties can visit **www.namm.org** or call 800-767-NAMM (6266).

# # #

http://www.namm.org/wannaplay/wanna-play-releases/gallup-poll 10/10/2007

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